SCHEDULE OF EQUITY METHOD INVESTMENT IN A RELATED PARTY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Investment In Associate Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment	$ (296,052)	$ 0	$ (155,369)	$ 0
Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment	(249,352)	0	(368,299)	0
Ketomei Pte. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, beginning balance		353,494	353,494	76,723
Additions	61,443	23,872	174,302	377,720
Loss on investment	(14,744)	(53,199)	(33,898)	(100,949)
Impairment	(46,699)		(493,898)
Equity method investments, ending balance		324,166		353,494
Ketomei Pte. Ltd [Member] | Investment In Associate Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, beginning balance		155,369	155,369
Additions	310,796	3,318	4,128	256,318
Loss on investment	(14,744)	(53,199)	(33,898)	(100,949)
Impairment	(296,052)		(125,599)
Equity method investments, ending balance		105,488		155,369
Ketomei Pte. Ltd [Member] | Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, beginning balance		198,125	198,125	76,723
Additions	(249,352)	20,554	170,174	121,402
Loss on investment
Impairment	(249,352)		(368,299)
Equity method investments, ending balance		$ 218,679		$ 198,125
Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, beginning balance
Additions	250,000
Loss on investment	74,521
Equity method investments, ending balance	324,521
Sharing Services Global Corporation [Member] | Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, beginning balance
Additions	250,000
Loss on investment	74,521
Equity method investments, ending balance	$ 324,521